Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 USD ($) segment shares		Dec. 31, 2024 USD ($) shares		Jun. 30, 2025 USD ($) segment shares		Jun. 30, 2024 USD ($) shares		Jun. 30, 2023 USD ($) shares		Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss expense for accounts receivable
Provided allowance for credit losses
Depreciation	3,567		782		2,148		1,609		1,745
Deferred dry dock cost, net	1,107,701				682,637		959,924
Amortization expense for deferred dry-docking costs	321,704		$ 137,375
Contract liabilities	$ 497,360				$ 433,125		$ 213,209		$ 187,597
Percentage of likely examination	50.00%				50.00%
Weighted average shares outstanding - basic (in Shares) | shares	1,076,035	[1]	1,000,000	[1]	25,414,248	[2]	24,613,698	[2]	24,499,999	[2]
Weighted average shares outstanding - dilutive (in Shares) | shares	1,076,035	[1]	1,000,000	[1]	25,414,248	[2]	24,613,698	[2]	24,499,999	[2]
Segment description	The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on our overall return to shareholders based on combined net income. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.				The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on our overall return to shareholders based on combined net income. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer				Chief Executive Officer
Number of operating segments (in segment) | segment	1				1
Aggregate amount of cash	$ 4,042,661				$ 5,648,749		$ 3,751,921
Uninsured cash balance	$ 3,875,168				5,478,297		3,609,211
Amortization of deferred dry-docking cost					$ 277,288		278,194		$ 159,822
Deferred IPO costs

Deferred IPO costs

Deferred IPO costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the proposed offering and that would be charged to shareholders’ equity upon the completion of the proposed offering. As of June 30, 2025 and 2024, the deferred IPO costs were $nil and $287,835, respectively.

Deferred IPO costs							$ 287,835
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	73.00%		70.00%		74.00%		48.00%		43.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					47.00%		12.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%		11.00%				19.00%		19.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	98.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					22.00%		66.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					12.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage									12.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							22.00%
Supplier A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	17.00%		17.00%		14.00%		16.00%		20.00%
Supplier B [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage									12.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount of cash	$ 3,829,158				$ 5,441,407		$ 3,411,646
Deposit insurance	$ 78,000				$ 78,000						$ 100,000	$ 100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment	30 days				30 days
Property, plant and equipment, useful life	10 years				10 years						10 years	10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment	180 days				180 days
Property, plant and equipment, useful life	25 years				25 years						25 years	25 years
Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%										50.00%

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective April 2, 2026 as described in Note 13.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.